                                             UAM Funds
                                             Funds for the Informed Investor(sm)

     Chicago Asset Management Company Portfolios

     Semi-Annual Report                                       October 31, 1999
--------------------------------------------------------------------------------



                                                                   [LOGO OF UAM]

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS
                                                        OCTOBER 31, 1999

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .......................................................   1

Portfolios of Investments

     Value/Contrarian Portfolio ............................................   4

     Intermediate Bond Portfolio ...........................................   7

Statement of Assets and Liabilities ........................................  11

Statement of Operations ....................................................  12

Statement of Changes in Net Assets

     Value/Contrarian Portfolio ............................................  13

     Intermediate Bond Portfolio ...........................................  14

Financial Highlights

     Value/Contrarian Portfolio ............................................  15

     Intermediate Bond Portfolio ...........................................  16

Notes to Financial Statements ..............................................  17

--------------------------------------------------------------------------------

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

October 31, 1999
Dear Shareholder:

October 31, 1999 is the semi-annual reporting period for Chicago Asset Management's Value/Contrarian Portfolio for equity investors and the Intermediate Bond Portfolio for our fixed income clients. This letter will review the investment environment for the last six months, the strategies and the returns for the Portfolios. We would like to take this opportunity to thank you for your continued confidence in Chicago Asset Management.

Chicago Asset Management Value/Contrarian Portfolio

During the first half of the fiscal year ended October 31, 1999, the Portfolio was managed under the disciplined Value/Contrarian approach. This approach selects securities of companies which are believed to be sound and in possession of a favorable longer term outlook. They are also companies whose common stock has clearly underperformed the market prior to initial purchase in the portfolio. The belief is that the reasons for the underperformance have been recognized and are temporary. The goal is to hold companies which are not only making progress in their basic business, but are benefiting from a recovery. This produces superior performance potential.

For the six months ended October 31, 1999, the equity market accelerated with a narrowing focus. A small group of securities dominated the performance of the popular Standard & Poor's 500 Index. In this situation the majority of securities produced a negative rate of return. A small group of securities that produced strong positive rates of return had the largest influence on the index, resulting in positive returns for that market index. This environment was not favorable for the Value/Contrarian style applied in the management of this Portfolio.

For the six months ended October 31, 1999, the Portfolio produced a total return net of expenses of -10.69% in comparison to the Standard & Poor's 500 Index return of 2.74%. During the second quarter ended October 31, 1999, the Portfolio produced a total return net of expenses of -8.55% in comparison to the Standard & Poor's 500 Index return of 2.90%.

As the results show, most of the underperformance occurred in the second quarter of the fiscal year. The securities that dominated the index represent popular, fast-growing companies with speculative potential to grow rapidly in the future. These issues carry prices relative to earnings substantially higher than the kinds of issues held within this Portfolio, or the broad market in general. In summary, this Portfolio held primarily securities which were not popular during that time period and, therefore, notably underperformed the market index.

Although these time periods are uncomfortable to view in isolation, they do offer positive opportunities for the true investor over the longer term. A portion of our discipline leads us to actively rebalance the Portfolios. This simply means that we sell portions of securities which have outperformed and become oversized in the Portfolio, and reinvest the proceeds into the issues which are underperforming but which hold above average potential for outperformance in the future. By implementing this rebalancing activity, the Portfolio continually sharpens its focus on the

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

most reasonably valued securities that we believe to have the greatest potential for long term outperformance in the future. It is our belief that this leads to the benefit of the holder when the eventual market rotation returns to favor these most reasonably valued securities.

Although market distortions which emphasize a narrow group of securities may at times seem to last for a lengthy time period, we believe that the length of the cycle is less important than the potential performance when the cycle naturally reverses. Therefore, we are comfortable that our style and philosophy are appropriate even if they are not offering tangible rewards in the near term. Investing, by nature, should focus on the greatest opportunities for the future and view underperformance in the equity market as opportunity to acquire securities at bargain valuations. This view, consistently applied over time, is what in our opinion will offer a superior investment return for equity investors.

Chicago Asset Management Intermediate Bond Portfolio

The six month period ended October 31, 1999 was a difficult period for the fixed income markets.

The last six months have been a period of rising interest rates. During this time the yield on intermediate maturity Treasury notes, with a two to ten year maturity, have risen approximately seventy basis points. The rise in rates pushed down bond prices to such an extent that income generated by the bonds barely offset the decline in prices.

The last six months reflect a global shift in market participants' concerns from that of a deflationary environment to one of reflation. The Federal Reserve and Foreign Central Banks have revised their expectations and policies. The massive global easing in monetary policy which began in the late summer and fall of 1998 has been replaced by a policy of taking back the rate reductions of last year. These reductions worked to stabilize the world financial structure. Now it is time to keep things on an even keel, good growth with low inflation. On June 30th the Federal Open Market Committee (FOMC) increased the Fed Funds rate from 4 3/4% to 5%. On August 24th the FOMC again increased the Fed Funds rate another 1/4% to 5 1/4%. They also raised the discount rate by a like amount from 4 1/2% to 4 3/4%.

Another important issue during this period has been the underperformance of non-Treasury securities. Corporate bonds have lagged for three reasons. Globally, Central Banks are more restrictive. The focus on year-end Y2K concerns has resulted in a rush to market by major issuers concerned about less liquidity at year-end. This significant supply has caused new issues to be priced cheaply in order to sell quickly. Finally, the U.S. Treasury surplus has diminished the supply of new and outstanding Treasury debt, which is the most liquid in the world. This reduction in supply then causes them to trade more richly than they otherwise would. Interest rates are at their most attractive level in a long time. This is especially true of corporate bonds, which have underperformed Treasuries.

For the six months ended October 31, 1999, the Portfolio produced a total rate of return, net of expenses, of 0.02% versus the Lehman Intermediate Government/ Corporate Index return of 0.47%. The Portfolio primarily underperformed the Index because of our overweighting of non-Treasury securities. The market currently

UAM FUNDS                                               CHICAGO ASSET MANAGEMENT
                                                        COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

offers many opportunities to invest in agency and high quality corporate debt. We think that the Portfolio is positioned to perform well in the future as these sectors catch up with the Treasury market.

The Portfolio remains focussed on the two major objectives, safety and income. Emphasis is on securities with maturities between two to ten years.

The Portfolio had the following characteristics relative to the Lehman Brothers Intermediate Government/Corporate Index as of October 31, 1999:

                                                      Portfolio         Index
                                                      ---------         -----
Average Maturity  .............................      4.65 Years      4.33 Years
Average Duration  .............................      3.46 Years      3.44 Years
Average Coupon  ...............................           6.16%           6.39%
Yield to Maturity  ............................           6.58%           6.41%

Chicago Asset Management Company

The investment results presented in this report represent past performance and should not be construed as a guarantee of future results. A portfolio's performance assumes the reinvestment of all dividends and distributions.

There are no assurances that a portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's holdings are subject to change because it is actively managed.

portfolio changes should not be considered recommendations for action by individual investors.

                       Definition of Comparative Indices
                       ---------------------------------

Lehman Corporate Bond Index is an unmanaged index of all publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are yankee bonds, which are dollar-denominated SEC registered public, noncovertible, debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies.

Lehman Government Bond Index is an unmanaged treasury bond index including all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues, and all publicly issued debt of U.S. government agencies and quasi-federal corporation, and corporate debt guaranteed by the U.S. government. In addition to the aggregate index, sub-indices cover intermediate and long term issues.

Lehman Intermediate Government/Corporate Index is an unmanaged fixed income market value-weighted index that combines the Lehman Government Bond Index (intermediate-term sub-index) and Lehman Corporate Bond Index. In addition to the aggregate index, sub-indices cover intermediate and long term issues.

Standard & Poor's 500 Index is an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

The comparative indices assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 98.7%
--------------------------------------------------------------------------------

                                                            Shares       Value
                                                            ------       -----

AUTOMOTIVE -- 7.5%
  Daimler  Chrysler AG* ..................................   10,753   $  836,046
  General Motors .........................................   13,125      922,031
                                                                       ---------
                                                                       1,758,077
                                                                       ---------

BANKS -- 12.0%
  Bank of America ........................................   15,033      967,749
  Bank One ...............................................   23,382      878,286
  First Union ............................................   22,300      951,931
                                                                       ---------
                                                                       2,797,966
                                                                       ---------

CHEMICALS -- 3.5%
  Dow Chemical ...........................................    6,950      821,837
                                                                       ---------

COMMERCIAL SERVICES-FINANCE -- 2.8%
  Deluxe .................................................   23,675      668,819
                                                                       ---------

COMMUNICATIONS -- 2.7%
  Motorola ...............................................    6,600      643,088
                                                                       ---------

COMPUTERS & SERVICES -- 6.8%
  Electronic Data Systems ................................   14,300      836,550
  International Business Machines ........................    7,500      737,813
                                                                       ---------
                                                                       1,574,363
                                                                       ---------

CONSUMER DURABLES -- 2.7%
  Goodyear Tire & Rubber .................................   15,175      626,917

CONTAINERS & PACKAGING -- 2.6%
  Crown Cork & Seal ......................................   25,300      605,619
                                                                       ---------

DEFENSE  AND AEROSPACE -- 2.9%
  Raytheon, Cl A .........................................   24,856      681,987
                                                                       ---------

INSURANCE -- 8.2%
  Allstate ...............................................   35,200    1,012,000
  Chubb ..................................................   16,225      890,347
                                                                       ---------
                                                                       1,902,347
                                                                       ---------

MACHINERY -- 2.2%
  Tenneco ................................................   31,800      508,800
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - continued
--------------------------------------------------------------------------------

                                                            Shares       Value
                                                            ------       -----

MEDICAL PRODUCTS & SERVICES -- 10.4%
  Aetna ..............................................       13,100   $  658,275
  Columbia/HCA Healthcare ............................       39,025      941,478
  United Healthcare ..................................       16,050      829,584
                                                                      ----------
                                                                       2,429,337
                                                                      ----------

MINING -- 3.1%
  Newmont Mining .....................................       32,500      712,969

PAPER & PAPER PRODUCTS -- 5.1%
  International Paper ................................        9,825      517,041
  Weyerhaeuser .......................................       11,175      667,008
                                                                      ----------
                                                                       1,184,049
                                                                      ----------

PETROLEUM & FUEL PRODUCTS -- 2.7%
  Schlumberger .......................................       10,300      623,794
                                                                      ----------

PETROLEUM REFINING -- 6.9%
  Conoco .............................................       32,400      878,850
  Sunoco .............................................       30,200      728,575
                                                                      ----------
                                                                       1,607,425
                                                                      ----------

PHARMACEUTICALS -- 3.7%
  Pharmacia & Upjohn .................................       15,950      860,303
                                                                      ----------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 3.3%
  Eastman Kodak ......................................       11,100      765,206
                                                                      ----------

RETAIL -- 2.5%
  Sears, Roebuck & Company ...........................       20,300      572,206
                                                                      ----------

TELEPHONES & TELECOMMUNICATION -- 7.1%
  AT&T ...............................................       18,800      878,900
  Bell Atlantic ......................................       12,050      782,497
                                                                      ----------
                                                                       1,661,397
                                                                      ----------
  TOTAL COMMON STOCKS (Cost $22,993,176) .............                23,006,506
                                                                      ----------




The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.3%
--------------------------------------------------------------------------------

                                                                        Face
                                                                       Amount       Value
                                                                      --------     --------
REPURCHASE AGREEMENT -- 1.3%
  Chase Securities, 5.15%, dated 10/29/99, due 11/01/99, to be repurchased at $295,127, collateralized by $296,004
    of various U.S. Treasury Bills and U.S. Treasury Notes,
    valued at $295,008 (Cost $295,000) .........................      $295,000    $   295,000
                                                                                  -----------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $23,288,176) (a) .....................................                   23,301,506
                                                                                  -----------
  OTHER ASSETS AND LIABILITIES, NET -- 0.0% ....................                        6,276
                                                                                  -----------
  TOTAL NET ASSETS -- 100.0% ...................................                  $23,307,782
                                                                                  ===========

 *  Non-income producing security
Cl  Class
(a) The cost for federal income tax purposes was $23,288,176. At October 31, 1999, net unrealized appreciation for all securities based on tax cost was $13,330. This consisted of aggregate gross unrealized appreciation for all securities of $2,860,222 and aggregate gross unrealized depreciation for all securities of $2,846,892.



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
                                                    OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 52.8%
--------------------------------------------------------------------------------

                                                               Face
                                                              Amount      Value
                                                              ------      -----
AUTOMOTIVE -- 1.7%
  General Motors
    6.250%, 05/01/05 ..................................... $  250,000 $  241,782
                                                                       ---------
BANKS -- 9.6%
  BankAmerica
    7.625%, 06/15/04 .....................................    250,000    254,800
  Northern Trust
    6.500%, 05/01/03 .....................................    250,000    246,437
    7.100%, 08/01/09 .....................................    250,000    247,850
  State Street Boston
    7.350%, 06/15/26 .....................................    250,000    255,328
  SunTrust Banks
    6.000%, 02/15/26 .....................................    275,000    258,497
  Wachovia
    6.625%, 11/15/06 .....................................    100,000     97,716
                                                                       ---------
                                                                       1,360,628
                                                                       ---------

CHEMICALS -- 1.8%
  Dupont (EI) De Nemours
    6.750%, 10/15/04 .....................................    250,000    250,000
                                                                       ---------
FINANCIAL SERVICES -- 16.4%
  Associates Corporation of North America
    6.500%, 10/15/02 .....................................    150,000    149,448
    7.750%, 02/15/05 .....................................    250,000    257,607
  Ford Motor Credit
    5.125%, 10/15/01 .....................................    250,000    243,153
    6.125%, 04/28/03 .....................................    250,000    244,555
    7.375%, 10/28/09 .....................................    250,000    252,772
  General Electric Capital Services
    6.500%, 11/01/06 .....................................    250,000    243,305
  General Motors Acceptance
    5.750%, 01/05/00 .....................................    100,000     99,883
    6.125%, 01/22/08 .....................................    100,000     93,063
  General Motors Acceptance Global Bond
    6.750%, 02/07/02 .....................................    100,000     99,958
  Heller Financial
    6.250%, 03/01/01 .....................................    250,000    248,743



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    INTERMEDIATE BOND PORTFOLIO
                                                    OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - continued
--------------------------------------------------------------------------------

                                                            Face
                                                           Amount        Value
                                                           ------        -----

FINANCIAL SERVICES -- continued
  Sears Roebuck Acceptance
    6.160%, 12/04/00 ..................................  $  250,000  $  249,775
    6.700%, 08/13/01 ..................................     150,000     149,859
                                                                      ---------
                                                                      2,332,121
                                                                      ---------
INDUSTRIAL -- 6.8%
  Cooper Industries
    5.880%, 02/20/03 ..................................     250,000     243,850
  Ingersoll-Rand
    6.230%, 11/19/27 ..................................     250,000     241,875
  Procter and Gamble
    5.250%, 09/15/03 ..................................     250,000     238,890
  WMX Technologies
    6.250%, 10/15/00 ..................................     250,000     240,753
                                                                      ---------
                                                                        965,368
                                                                      ---------

PETROLEUM REFINING -- 0.4%
  Exxon Capital
    6.625%, 08/15/02 ..................................      59,000      59,172
                                                                      ---------

RETAIL -- 4.1%
  JC Penney
    6.900%, 08/15/26 ..................................     200,000     195,510
  Wal-Mart Stores
    6.150%, 08/10/01 ..................................     250,000     249,112
    6.375%, 03/01/03 ..................................     140,000     139,352
                                                                      ---------
                                                                        583,974
                                                                      ---------
TELEPHONES & TELECOMMUNICATION -- 3.4%
  Sprint Capital
    5.700%, 11/15/03 ..................................     250,000     239,408
  Worldcom
    6.125%, 08/15/01 ..................................     250,000     248,798
                                                                      ---------
                                                                        488,206
                                                                      ---------
UTILITIES -- 8.6%
  Central Illinois Public Service
    6.680%, 03/15/00 ..................................     250,000     250,342

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             INTERMEDIATE BOND PORTFOLIO
                                             OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - continued
--------------------------------------------------------------------------------


                                                             Face
                                                            Amount        Value
                                                            ------        -----
UTILITIES -- continued
  Florida Power and Light
     6.000%, 06/01/08 ..................................  $  250,000  $  232,267
  Potomac Electric Power
     6.250%, 10/15/07 ..................................     250,000     242,623
  National Rural Utilities
     5.140%, 10/22/01 ..................................     250,000     243,418
     5.950%, 01/15/03 ..................................     250,000     244,975
                                                                       ---------
                                                                       1,213,625
                                                                       ---------
  TOTAL CORPORATE OBLIGATIONS (Cost $7,582,790) ........               7,494,876
                                                                       ---------

--------------------------------------------------------------------------------
U.S.GOVERNMENT SECURITIES -- 24.1%
--------------------------------------------------------------------------------

U.S.TREASURY NOTES -- 24.1%
     7.750%, 01/31/00 ..................................     250,000     251,485
     5.500%, 02/29/00 ..................................     400,000     400,312
     5.750%, 11/15/00 ..................................     500,000     500,625
     7.500%, 11/15/01 ..................................     250,000     257,890
     7.500%, 05/15/02 ..................................     150,000     155,601
     5.750%, 08/15/03 ..................................     250,000     248,125
     5.250%, 05/15/04 ..................................     250,000     242,930
     5.625%, 02/15/06 ..................................     250,000     243,945
     6.125%, 08/15/07 ..................................     400,000     398,436
     5.625%, 05/15/08 ..................................      50,000     723,630
                                                                       ---------
  TOTAL U.S. GOVERNMENT SECURITIES (Cost $3,444,339)....               3,422,979
                                                                       ---------

--------------------------------------------------------------------------------
AGENCY SECURITIES -- 15.4%
--------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK -- 3.4%
     5.610%, 01/23/03 ..................................     250,000     244,301
     5.755%, 06/24/03 ..................................     250,000     244,960
                                                                       ---------
                                                                         489,261
                                                                       ---------

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.3%
     5.420%, 01/23/01 ..................................      50,000      49,539
     5.370%, 02/07/01 ..................................     250,000     247,500
     7.000%, 12/01/07 ..................................     144,911     144,866
     5.250%, 01/15/09 ..................................     250,000     224,960


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             INTERMEDIATE BOND PORTFOLIO
                                             OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - continued
--------------------------------------------------------------------------------


                                                          Face
                                                         Amount         Value
                                                      ------------   -----------
     6.400%, 05/14/09 ..............................  $    500,000  $    475,860
     6.375%, 06/15/09 ..............................        50,000        48,773
     5.500%, 05/01/13 ..............................       283,977       267,294
                                                                    ------------
                                                                       1,458,792
                                                                    ------------
PRIVATE EXPORT FUNDING -- 1.7%
     5.870%, 07/31/08 ..............................       250,000       234,218
                                                                    ------------
  TOTAL AGENCY SECURITIES (Cost $2,268,497) ........                   2,182,271
                                                                    ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.2%
--------------------------------------------------------------------------------

  Norwest Automobile Trust
     Series 1996-A Class A4, 6.100%, 03/15/01 ......       102,880       102,880
  Premier Auto Trust
     Series 1998-1 Class A3, 5.630%, 08/06/01 ......       250,000       249,452
     Series 1999-2 Class A4, 5.590%, 02/09/04 ......       250,000       244,448
                                                                    ------------
  TOTAL ASSET-BACKED SECURITIES (Cost $602,782) ....                     596,780
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.7%
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.7%
  Chase Securities, Inc. 5.15%, dated 10/29/99, due 11/01/99, to be repurchased at $531,228, collateralized by $532,807 of
     various U.S. Treasury Bills and U.S. Treasury Notes,
     valued at $531,015 (Cost $531,000) ............       531,000       531,000
                                                                    ------------
  TOTAL INVESTMENTS -- 100.2% (Cost $14,429,408) (a)                  14,227,906
                                                                    ------------
  OTHER ASSETS AND LIABILITIES, NET -- (0.2%) .......                    (34,276)
                                                                    ------------
  TOTAL NET ASSETS -- 100.0% ........................                $14,193,630
                                                                    ============

(a) The cost for federal income tax purposes was $14,429,408. At October 31, 1999, net unrealized depreciation for all securities based on tax cost was $201,502. This consisted of aggregate gross unrealized appreciation for all securities of $55,157 and aggregate gross unrealized depreciation for all securities of $256,659.









The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             COMPANY PORTFOLIOS
                                             OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                        Chicago Asset  Chicago Asset
                                                          Management     Management
                                                            Value/      Intermediate
                                                          Contrarian       Bond
                                                           Portfolio     Portfolio
                                                         ------------  ------------
Assets
Investments, at Cost ..................................  $ 23,288,176  $ 14,429,408
                                                         ============  ============
Investments, at Value -- Note A .......................    23,301,506    14,227,906
Cash ..................................................         7,804            --
Deferred Organization Costs -- Note A .................           549         1,102
Interest Receivable ...................................        25,127       234,568
Receivable due from Investment Adviser -- Note B ......            --         5,201
Other Assets ..........................................         2,604         1,336
                                                         ------------  ------------
Total Assets ..........................................    23,337,590    14,470,113
                                                         ------------  ------------
Liabilities
Payable for Administrative Fees -- Note C .............        11,171         9,999
Payable to Custodian -- Note D ........................            64       249,051
Payable for Trustees' Fees -- Note F ..................           175            82
Payable for Investment Adviser -- Note B ..............         5,447            --
Other Liabilities .....................................        12,951        17,351
                                                         ------------  ------------
     Total Liabilities ................................        29,808       276,483
                                                         ------------  ------------
Net Assets ............................................  $ 23,307,782  $ 14,193,630
                                                         ============  ============
Net Assets Consist of:
Paid in Capital .......................................    19,651,398    14,293,450
Undistributed Net Investment Income ...................        15,833        91,369
Accumulated Net Realized Gain .........................     3,627,221        10,313
Unrealized Appreciation ...............................        13,330      (201,502)
                                                         ------------  ------------
Net Assets ............................................  $ 23,307,782  $ 14,193,630
                                                         ============  ============
Institutional Class Shares
Shares Issued and Outstanding (Unlimited authorization,
     no par value) ....................................     1,495,342     1,385,981
Net Asset Value, Offering and Redemption Price
     Per Share ........................................        $15.59        $10.24
                                                               ======        ======







The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   CHICAGO ASSET MANAGEMENT COMPANY
                                            PORTFOLIOS FOR THE SIX MONTHS ENDED
                                            OCTOBER 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                      Chicago Asset     Chicago Asset
                                                        Management       Management
                                                          Value/        Intermediate
                                                       Contrarian          Bond
                                                        Portfolio        Portfolio
                                                       -----------      -----------
Investment Income
Dividends ...........................................  $   260,877      $        --
Interest ............................................       15,031          423,957
                                                       -----------      -----------
     Total Income....................................      275,908          423,957
                                                       -----------      -----------
Expenses
Investment Advisory Fees -- Note B ...................      82,358           33,014
Administrative Fees -- Note C ........................      57,612           49,445
Shareholder Servicing Fees ..........................       33,101              157
File and Registration Fees ..........................        9,876            9,188
Printing Fees .......................................        9,422           12,525
Audit Fees ..........................................        6,987            6,940
Custodian Fees -- Note D ............................        3,172            1,846
Amortization of Organization Costs -- Note A ........        2,245            2,245
Legal Fees ..........................................        1,610              959
Trustees' Fees -- Note F ............................          999              773
Other Expenses ......................................        4,014            6,678
Investment Advisory Fees Waived -- Note B ...........      (47,343)         (33,014)
Expenses Assumed by the Adviser -- Note B ...........           --          (35,280)
                                                       -----------      -----------
     Net Expenses ...................................      164,053           55,476
                                                       -----------      -----------
Net Investment Income ...............................      111,855          368,481
                                                       -----------      -----------
Net Realized Gain (Loss) on Investments .............    1,923,210           (5,477)
Net Change in Unrealized Appreciation/Depreciation of
     Investments ....................................   (5,019,503)        (361,185)
                                                       -----------      -----------
Net Loss on Investments .............................   (3,096,293)        (366,662)
                                                       -----------      -----------
Net Increase (Decrease) in Net Assets Resulting from
     Operations .....................................  $(2,984,438)     $     1,819
                                                       ===========      ===========





The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended      Year Ended
                                                             October 31, 1999  April 30,
                                                                (Unaudited)      1999
                                                                -----------   -----------
Increase (Decrease) In Net Assets
Operations:
  Net Investment Income ....................................    $   111,855   $   214,518
  Net Realized Gain ........................................      1,923,210     2,237,414
  Net Change in Unrealized Appreciation/Depreciation........     (5,019,503)    2,260,772
                                                                -----------   -----------
  Net Increase (Decrease) in Net Assets
     Resulting from Operations .............................     (2,984,438)    4,712,704
                                                                -----------   -----------
Distributions:
  Net Investment Income: ...................................       (108,658)     (232,285)
  Net Realized Gain ........................................           --      (1,899,659)
                                                                -----------   -----------
  Total Distributions ......................................       (108,658)   (2,131,944)
                                                                -----------   -----------
Capital Share Transactions:(1)
  Issued ...................................................      2,409,501     3,796,443
  In Lieu of Cash Distributions ............................        108,307     2,131,655
  Redeemed .................................................     (2,969,339)   (4,208,221)
                                                                -----------   -----------
  Net Increase (Decrease) from Capital Share Transactions...       (451,531)    1,719,877
                                                                -----------   -----------
  Total Increase ...........................................     (3,544,627)    4,300,637
Net Assets:
  Beginning of Period ......................................     26,852,409    22,551,772
                                                                -----------   -----------
  End of Period (including undistributed net investment
     income of $15,833 and $12,636, respectively) ..........    $23,307,782   $26,852,409
                                                                ===========   ===========
(1) Shares Issued and Redeemed:
  Shares Issued ............................................        143,241       250,149
  In Lieu of Cash Distributions ............................          6,469       145,249
  Redeemed .................................................       (186,235)     (276,693)
                                                                -----------   -----------
  Net Increase (Decrease) in Shares Outstanding ............        (36,525)      118,705
                                                                ===========   ===========



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Six Months
                                                                  Ended        Year Ended
                                                            October 31, 1999    April 30,
                                                              (Unaudited)         1999
                                                            ---------------    -----------
Increase (Decrease) In Net Assets
Operations:
  Net Investment Income ..................................   $   368,481       $   720,673
  Net Realized Gain ......................................        (5,477)           73,457
  Net Change in Unrealized Appreciation/Depreciation .....      (361,185)          (27,510)
                                                             -----------       -----------
  Net Increase in Net Assets Resulting from Operations ...         1,819           766,620
                                                             -----------       -----------
Distributions:
  Net Investment Income ..................................      (357,830)         (730,132)
  Net Realized Gain ......................................            --           (76,716)
                                                             -----------       -----------
  Total Distributions ....................................      (357,830)         (806,848)
                                                             -----------       -----------
Capital Share Transactions:(1)
  Issued .................................................       709,347         1,189,927
  In Lieu of Cash Distributions ..........................       357,829           806,730
  Redeemed ...............................................       (59,575)       (1,675,706)
                                                             -----------       -----------
  Net Increase from Capital Share Transactions ...........     1,007,601           320,951
                                                             -----------       -----------
  Total Increase .........................................       651,590           280,723
Net Assets:
  Beginning of Period ....................................    13,542,040        13,261,317
                                                             -----------       -----------
  End of Year (including undistributed net investment
     income of $91,369 and $80,718, respectively) ........   $14,193,630       $13,542,040
                                                             ===========       ===========
(1) Shares Issued and Redeemed:
  Shares Issued ..........................................        68,900           111,732
  In Lieu of Cash Distributions ..........................        34,942            75,840
  Redeemed ...............................................        (5,755)         (157,860)
                                                             -----------       -----------
  Net Increase in Shares Outstanding .....................        98,087            29,712
                                                             ===========       ===========





The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                              Six Months
                                Ended                                                      December 16,
                              October 31,               Years Ended April 30,               1994*** to
                                1999        ---------------------------------------------    April 30,
                             (Unaudited)      1999       1998          1997        1996        1995
                             -----------    --------   --------      --------    --------    --------
Net Asset Value,
  Beginning of Period.......   $ 17.53      $  15.96  $   13.07     $   13.67    $  11.14    $  10.00
                              --------      --------   --------      --------    --------    --------
Income From Investment
  Operations
  Net Investment Income ....      0.07          0.15       0.17          0.18        0.19        0.05
  Net Realized and
   Unrealized Gain (Loss)...     (1.94)         2.98       3.84          0.30        2.86        1.13
                              --------      --------   --------      --------    --------    --------
  Total from Investment
   Operations...............     (1.87)         3.13       4.01          0.48        3.05        1.18
                              --------      --------   --------      --------    --------    --------
Distributions
  Net Investment Income.....     (0.07)        (0.16)     (0.18)        (0.24)      (0.23)      (0.04)
  Net Realized Gain ........        --         (1.40)     (0.94)        (0.84)      (0.29)        --
                              --------      --------   --------      --------    --------    --------
  Total Distributions ......     (0.07)        (1.56)     (1.12)        (1.08)      (0.52)      (0.04)
                              --------      --------   --------      --------    --------    --------
Net Asset Value, End of
   Period...................   $ 15.59      $  17.53  $   15.96     $   13.07     $ 13.67     $ 11.14
                              ========      ========   ========      ========    ========    ========
Total Return ...............    (10.69)%**+    21.68%+    31.71%+        3.72%+     28.00%+     11.81%**+
                              ========      ========   ========      ========    ========    ========
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands)..............   $23,308      $ 26,852  $  22,552     $  13,804     $   892     $  696
Ratio of Expenses to Average
   Net Assets...............      1.25%*        0.99%      0.95%         0.95%       1.06%       0.95%*
Ratio of Net Investment
   Income to Average
   Net Assets ..............      0.85%*        0.97%      1.16%         1.89%       1.51%       1.54%*
Portfolio Turnover Rate ....        27%           39%        55%           21%         33%          4%

*    Annualized
**   Not Annualized
***  Commencement of Operations.
+ Total return would have been lower had certain fees not been waived and expenses assumed by the advisor during the periods indicated.




The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                            CHICAGO ASSET MANAGEMENT
                                                     INTERMEDIATE BOND PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Selected Per Share Data & Ratios
                                                For a Share Outstanding Throughout Each Period

                            Six Months
                               Ended                                                January 24,
                             October 31,             Years Ended April 30,          1995*** to
                                1999       -------------------------------------     April 30,
                            (Unaudited)      1999      1998      1997      1996        1995
                            -----------    -------    -------   ------   -------     --------
Net Asset Value,
Beginning of Period ........  $   10.51    $ 10.54   $ 10.30   $ 10.39   $ 10.33     $ 10.00
                              ---------    -------   -------   -------   -------     -------
Income From Investment
  Operations
  Net Investment Income ....       0.27       0.56      0.57      0.61      0.64        0.17
  Net Realized and
   Unrealized Gain (Loss)...      (0.27)      0.04      0.24     (0.05)     0.14++      0.26
                              ---------    -------   -------   -------   -------     -------
  Total from Investment
   Operations...............         --       0.60      0.81      0.56      0.78        0.43
                              ---------    -------   -------   -------   -------     -------
Distributions
  Net Investment Income.....      (0.27)     (0.57)    (0.57)    (0.62)    (0.64)      (0.10)
  Net Realized Gain ........         --      (0.06)       --@    (0.03)    (0.08)         --
                              ---------    -------   -------   -------   -------     -------
  Total Distributions ......      (0.27)     (0.63)    (0.57)    (0.65)    (0.72)      (0.10)
                              ---------    -------   -------   -------   -------     -------
Net Asset Value, End of
   Period...................    $ 10.24    $ 10.51   $ 10.54   $ 10.30   $ 10.39     $ 10.33
                              =========    =======   =======   =======   =======     =======
Total Return+ ..............       0.02%**    5.72%     8.08%     5.53%     7.62%       4.31%**
                              =========    =======   =======   =======   =======     =======
Ratios and Supplemental Data
Net Assets, End of Period
   (Thousands)..............    $14,194    $13,542   $13,261   $10,044   $ 7,981     $ 5,267
Ratio of Expenses to Average
   Net Assets...............       0.80%*     0.80%     0.80%     0.80%     0.84%       0.80%*
Ratio of Net Investment
   Income to Average
   Net Assets ..............       5.34%*     5.29%     5.64%     5.88%     6.17%       6.20%*
Portfolio Turnover Rate ....         18%        48%       40%       31%       24%          0%

*    Annualized
**   Not Annualized
***  Commencement of Operations.
+ Total return would have been lower had certain fees not been waived and expenses assumed by the adviser during the periods indicated.
++ The amount shown for a share outstanding throughout the year does not accord with the aggregate net losses on investments for that year because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
@    Amount is less than $0.01 per share.





The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio and Chicago Asset Management Intermediate Bond Portfolio (collectively the "Portfolios"), portfolios of UAM Funds Trust, are diversified, open-end management investment companies. At October 31, 1999, the UAM Funds were comprised of 48 active portfolios. The information presented in the financial statements pertains only to the Portfolios. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies. The objective of the Chicago Asset Management Intermediate Bond Portfolio is to provide a high level of current income consistent with moderate interest rate exposure by investing primarily in investment grade bonds with an average weighted maturity between 3 and 10 years.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolios in the preparation of their financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          2. Federal Income Taxes: It is each Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolios' custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: Each Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Organization Costs: Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized on a straight-line basis over a five-year period. Any costs incurred in the organization of new funds are expensed as incurred.

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective yield basis over their respective lives. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets, if any, for custodian balance credits.

          B. Investment Advisory Services: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolios at a fee calculated at an annual rate of average daily net assets for the month, as follows:

     Chicago Asset Management Company Portfolios                          Rate
     -------------------------------------------                         ------

     Value/Contrarian  ..............................................    0.625%
     Intermediate Bond  .............................................     0.48%

          Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolios' total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.25% and 0.80% of average daily net assets, respectively.

          C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolios under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolios.

          Pursuant to the Agreement, the Value/Contrarian and Intermediate Portfolios pay the Administrator 0.099% and 0.079% respectively per annum of the average daily net assets of each of the Portfolios, an annual base fee of $87,500 per portfolio, and a fee based on the number of active shareholder accounts.

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

          For the six months ended October 31, 1999, UAM Funds Services, Inc. earned the following amounts from each Portfolio as Administrator and paid the following to CGFSC, DST and UAMSSC for its services:

Chicago Asset Management    Administration   Portion Paid    Portion Paid   Portion Paid
   Company Portfolios            Fees          to CGFSC         to DST       to UAMSSC
------------------------    --------------   ------------    ------------   ------------
Value/Contrarian  .........   $  57,612       $  31,413       $  6,722       $  4,282
Intermediate Bond  ........      49,445          28,932          6,508          4,038

          Effective November 1, 1999, the UAM Funds' Board of Trustees approved a change in the Sub-administrator from CGFSC to SEI Investments Mutual Funds Services.

          D. Custodian: The Chase Manhattan Bank is custodian for the Portfolios' assets held in accordance with the custodian agreement.

          E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolios. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

          F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

          G. Purchases and Sales: For the six months ended October 31, 1999, the Portfolios' purchases and sales of investment securities other than long-term U.S. Government and agency securities and short-term securities were:

Chicago Asset Management Company Portfolios      Purchases        Sales

Value/Contrarian  ........................      $6,791,874     $7,197,590
Intermediate Bond  .......................       3,311,342      2,434,666

          Purchases and sales of long-term U.S. Government securities were $1,224,754 and $254,902 respectively, for Chicago Asset Management Intermediate Bond Portfolio. There were no purchases and sales of long-term U.S. Government securities for Chicago Asset Management Value/Contrarian Portfolio.

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

          H. Line of Credit: The Portfolios, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 1999, the Chicago Asset Management Value/Contrarian Portfolio and the Chicago Asset Management Intermediate Bond Portfolio had no borrowings under the agreement.

          I. Other: At October 31, 1999, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio was as follows:


                                                    No. of             %
Chicago Asset Management Company Portfolios      Shareholders      Ownership
-------------------------------------------      ------------      ---------

Value/Contrarian ..........................            3              85%
Intermediate Bond .........................            1              88%

UAM FUNDS                                    CHICAGO ASSET MANAGEMENT
                                             COMPANY PORTFOLIOS

--------------------------------------------------------------------------------

Officers and Trustees

Norton H. Reamer                             Peter M. Whitman, Jr.
Trustee, President and Chairman              Trustee

John T. Bennett, Jr.                         William H. Park
Trustee                                      Vice President

Nancy J. Dunn                                Michael E. DeFao
Trustee                                      Secretary

Philip D. English                            Gary L. French
Trustee                                      Treasurer

William A. Humenuk                           Robert R. Flaherty
Trustee                                      Assistant Treasurer

James P. Pappas                              Robert J. Della Croce
Trustee                                      Assistant Treasurer

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Chicago Asset Management Company
70 West Madison Street, 56th Floor
Chicago, IL 60602

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                        -------------------------------------
                                        This report has been prepared for
                                        shareholders and may be distributed
                                        to others only if preceded or
                                        accompanied by a current prospectus.
                                        -------------------------------------